Schedule of Projected and Accumulated Benefit Obligations Rates (Detail)	Jun. 30, 2018	Jun. 30, 2017
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
Discount rate	0.90%	0.80%
Salary increase rate	2.00%	2.00%